Fair Value Measurements of Financial Instruments - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Assets And Liabilities Carrying Value And Fair Value [Line Items]
Impairment of proved oil and natural gas properties	$ 407,540	$ 4,072	$ 22,994
Carrying value of properties after impairment charges	2,470,332	1,633,427
Permian Basin
Assets And Liabilities Carrying Value And Fair Value [Line Items]
Impairment of proved oil and natural gas properties	234,200		8,000
Carrying value of properties after impairment charges	88,700
East Texas Properties [Member]
Assets And Liabilities Carrying Value And Fair Value [Line Items]
Impairment of proved oil and natural gas properties	107,600		12,500
Carrying value of properties after impairment charges	88,800
South Texas [Member]
Assets And Liabilities Carrying Value And Fair Value [Line Items]
Impairment of proved oil and natural gas properties	65,600	4,100
Carrying value of properties after impairment charges	$ 71,200	$ 7,300